Net income per share	12 Months Ended
Dec. 31, 2020
Net income per share
Net income per share

16. Net income per share

Basic and diluted net income per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income	269,771	281,891	426,534
Net (income) loss attributable to non-controlling interests	(59)	187	(796)
Net (income) loss attributable to redeemable non-controlling interests	—	(781)	254
Net income attributable to ordinary shareholders of Baozun Inc.	269,712	281,297	425,992

Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic	1.59	1.62	2.27
Diluted	1.50	1.57	2.23

Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	4.76	4.85	6.82
Diluted	4.51	4.72	6.69

Shares (Denominator):
Weighted average number of ordinary shares
Basic	169,884,906	173,937,013	187,322,781
Diluted	179,327,029	178,932,010	190,988,171

As of December 31, 2018, 2019 and 2020, the Group had 471,648, 465,000 and 330,000 outstanding restricted share units respectively, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.

In applying the if-converted method, the conversion of the convertible senior notes was not assumed as the effect is anti-dilutive.

12,692,328 ordinary shares issued to ADS Borrowers are not considered as outstanding and which were excluded from the computation of basic and diluted earnings per share.